Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Advances For Vessels Under Construction And Acquisitions [Abstract]
Advances for Vessels Under Construction and Acquisitions [Table Text Block]

Balance, December 31, 2012	19,321,045
Advances for vessels under construction and acquisitions	50,396,200
Capitalized interest	819,296
Capitalized expenses	40,894

Balance, December 31, 2013	70,577,435
Advances for vessels under construction and acquisitions	124,973,343
Capitalized interest	2,113,297
Capitalized expenses	2,805,342
Vessels delivered	(101,459,533)
Vessels cancelled (Note 3)	(10,044,799)

Balance, December 31, 2014	88,965,085